Schedule of Investments(a)
September 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–82.32%
Advertising–0.47%
Lamar Media Corp.,
4.00%, 02/15/2030	$13,000	$11,032
3.63%, 01/15/2031	751,000	612,294
		623,326
Aerospace & Defense–1.21%
TransDigm, Inc.,
6.25%, 03/15/2026(b)	661,000	650,064
6.75%, 08/15/2028(b)	977,000	963,067
		1,613,131
Aluminum–0.54%
Novelis Corp., 3.25%, 11/15/2026(b)	805,000	719,941
Apparel Retail–0.49%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	432,000	320,212
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	457,000	331,865
		652,077
Application Software–1.69%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	1,098,000	937,217
NCR Corp., 5.75%, 09/01/2027(b)	639,000	644,351
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	707,000	667,878
		2,249,446
Automobile Manufacturers–3.68%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	1,456,000	1,345,198
3.75%, 01/30/2031(b)	1,051,000	850,686
Ford Motor Co., 4.75%, 01/15/2043	418,000	305,548
Ford Motor Credit Co. LLC,
4.13%, 08/04/2025	455,000	431,863
4.39%, 01/08/2026	1,032,000	975,136
6.80%, 05/12/2028	655,000	654,783
4.00%, 11/13/2030	402,000	336,126
		4,899,340
Automotive Parts & Equipment–1.68%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	628,000	627,376
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	1,090,000	957,790
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	663,000	649,342
		2,234,508
Automotive Retail–3.27%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,493,000	1,297,673
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	1,919,000	1,633,877
8.25%, 08/01/2031(b)	358,000	348,078
	Principal Amount	Value
Automotive Retail–(continued)
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	$1,277,000	$1,077,660
		4,357,288
Broadline Retail–0.51%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)(c)	429,000	56,306
Macy’s Retail Holdings LLC, 5.88%, 03/15/2030(b)	729,000	618,826
		675,132
Cable & Satellite–4.18%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	134,000	129,576
5.13%, 05/01/2027(b)	828,000	772,326
4.75%, 03/01/2030(b)	447,000	375,791
7.38%, 03/01/2031(b)	408,000	394,313
4.50%, 05/01/2032	414,000	325,351
4.25%, 01/15/2034(b)	875,000	645,162
CSC Holdings LLC,
4.63%, 12/01/2030(b)	500,000	266,464
4.50%, 11/15/2031(b)	1,680,000	1,190,934
5.00%, 11/15/2031(b)	1,279,000	687,094
DISH Network Corp., Conv., 3.38%, 08/15/2026	1,294,000	784,164
		5,571,175
Casinos & Gaming–2.53%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(d)	51,959	4,630
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	1,557,000	1,284,181
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	1,857,000	1,398,729
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)	785,000	681,417
		3,368,957
Commodity Chemicals–1.04%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	1,523,000	1,391,580
Construction & Engineering–0.98%
Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(b)	851,000	809,275
8.88%, 07/15/2028(b)	493,000	497,770
		1,307,045
Consumer Finance–1.42%
FirstCash, Inc., 5.63%, 01/01/2030(b)	711,000	640,573
Navient Corp., 6.13%, 03/25/2024	671,000	668,021

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Consumer Finance–(continued)
OneMain Finance Corp.,
7.13%, 03/15/2026	$287,000	$281,374
3.88%, 09/15/2028	381,000	306,232
		1,896,200
Copper–0.09%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	124,000	123,557
Diversified Banks–1.49%
Citigroup, Inc.,
3.88%(e)(f)	612,000	523,776
7.38%(e)(f)	137,000	133,277
JPMorgan Chase & Co., Series FF, 5.00%(e)(f)	1,381,000	1,335,696
		1,992,749
Diversified Financial Services–1.95%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.75%, 06/06/2028	666,000	651,161
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	669,000	575,714
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	862,000	726,921
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	724,000	643,347
		2,597,143
Diversified Metals & Mining–0.49%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	704,000	652,178
Diversified Support Services–0.73%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	970,000	968,981
Electric Utilities–1.98%
Electricite de France S.A. (France), 9.13%(b)(e)(f)	661,000	690,240
NRG Energy, Inc., 4.45%, 06/15/2029(b)	708,000	614,576
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	654,000	670,998
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	347,000	329,391
5.00%, 07/31/2027(b)	358,000	329,517
		2,634,722
Electrical Components & Equipment–0.94%
EnerSys, 4.38%, 12/15/2027(b)	683,000	621,418
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	729,000	628,429
		1,249,847
Electronic Components–0.47%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(b)	105,000	90,778
3.75%, 02/15/2031(b)	667,000	540,504
		631,282
	Principal Amount	Value
Electronic Manufacturing Services–0.72%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	$998,000	$961,997
Food Distributors–0.45%
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	786,000	600,229
Gold–0.72%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	1,029,000	962,047
Health Care Facilities–1.96%
Encompass Health Corp., 4.50%, 02/01/2028	795,000	725,264
LifePoint Health, Inc., 11.00%, 10/15/2030(b)	271,000	273,032
Tenet Healthcare Corp., 4.88%, 01/01/2026	1,681,000	1,612,104
		2,610,400
Health Care REITs–3.10%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	717,000	613,873
Diversified Healthcare Trust,
4.75%, 05/01/2024	1,167,000	1,104,615
4.38%, 03/01/2031	1,251,000	867,599
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	2,481,000	1,552,336
		4,138,423
Health Care Services–1.87%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	803,000	662,182
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	938,000	895,054
5.25%, 05/15/2030(b)	509,000	387,597
4.75%, 02/15/2031(b)	338,000	239,676
DaVita, Inc., 3.75%, 02/15/2031(b)	409,000	311,271
		2,495,780
Health Care Supplies–0.44%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	386,000	326,677
5.25%, 10/01/2029(b)	305,000	263,979
		590,656
Hotel & Resort REITs–1.95%
Service Properties Trust,
5.50%, 12/15/2027	1,511,000	1,293,249
4.95%, 10/01/2029	550,000	416,429
4.38%, 02/15/2030	1,241,000	891,812
		2,601,490
Hotels, Resorts & Cruise Lines–0.49%
Carnival Corp., 6.00%, 05/01/2029(b)	768,000	655,989
Household Products–0.48%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	794,000	640,158
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Independent Power Producers & Energy Traders–0.44%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	$653,000	$584,709
Industrial Conglomerates–0.56%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	932,000	746,354
Industrial Machinery & Supplies & Components–1.17%
EnPro Industries, Inc., 5.75%, 10/15/2026	1,013,000	972,282
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	681,000	586,622
		1,558,904
Integrated Telecommunication Services–2.88%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	1,600,000	1,420,914
Iliad Holding S.A.S.U. (France),
6.50%, 10/15/2026(b)	337,000	316,980
7.00%, 10/15/2028(b)	1,056,000	962,381
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	2,024,000	1,134,163
		3,834,438
Interactive Media & Services–0.79%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	1,178,000	1,057,526
Investment Banking & Brokerage–1.05%
Charles Schwab Corp. (The), Series G, 5.38%(e)(f)	670,000	647,038
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(b)	750,000	752,006
		1,399,044
IT Consulting & Other Services–0.48%
Gartner, Inc.,
4.50%, 07/01/2028(b)	177,000	161,690
3.63%, 06/15/2029(b)	341,000	292,062
3.75%, 10/01/2030(b)	225,000	189,039
		642,791
Leisure Facilities–2.88%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	852,000	914,178
NCL Corp. Ltd.,
5.88%, 03/15/2026(b)	735,000	679,436
5.88%, 02/15/2027(b)	343,000	326,503
NCL Finance Ltd., 6.13%, 03/15/2028(b)	695,000	614,147
Viking Cruises Ltd.,
5.88%, 09/15/2027(b)	374,000	341,735
7.00%, 02/15/2029(b)	252,000	232,109
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	768,000	695,850
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	38,000	34,601
		3,838,559
	Principal Amount	Value
Metal, Glass & Plastic Containers–0.49%
Ball Corp.,
6.00%, 06/15/2029	$334,000	$324,671
3.13%, 09/15/2031	412,000	323,229
		647,900
Mortgage REITs–0.48%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	786,000	635,949
Oil & Gas Drilling–3.00%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	706,000	645,808
Shelf Drilling Holdings Ltd. (United Arab Emirates), 9.63%, 04/15/2029(b)	161,000	159,533
Transocean, Inc.,
7.25%, 11/01/2025(b)	392,000	385,489
7.50%, 01/15/2026(b)	1,025,000	1,002,855
8.75%, 02/15/2030(b)	612,750	627,082
7.50%, 04/15/2031	700,000	607,131
Valaris Ltd., 8.38%, 04/30/2030(b)	572,000	572,930
		4,000,828
Oil & Gas Equipment & Services–1.00%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	656,000	648,486
Oceaneering International, Inc., 6.00%, 02/01/2028(b)	727,000	685,626
		1,334,112
Oil & Gas Exploration & Production–7.81%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	2,602,000	2,583,968
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	575,000	562,212
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	660,000	668,410
Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	304,000	309,700
8.75%, 07/01/2031(b)	346,000	353,861
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	212,000	191,388
6.00%, 02/01/2031(b)	260,000	229,724
6.25%, 04/15/2032(b)	198,000	176,264
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027(b)	980,000	984,987
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	692,000	694,162
SM Energy Co.,
6.75%, 09/15/2026	496,000	487,357
6.63%, 01/15/2027	193,000	189,332
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	1,763,000	1,663,523
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	656,000	650,013
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Vital Energy, Inc.,
10.13%, 01/15/2028	$163,000	$166,323
7.75%, 07/31/2029(b)	370,000	344,581
9.75%, 10/15/2030	154,000	157,572
		10,413,377
Oil & Gas Refining & Marketing–0.51%
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)	679,000	676,943
Oil & Gas Storage & Transportation–3.01%
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	621,000	595,921
8.00%, 01/15/2027	318,000	306,878
7.75%, 02/01/2028	107,000	101,553
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	689,000	672,100
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	646,000	657,160
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	1,074,000	990,026
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.75%, 04/15/2025	338,000	316,405
9.00%, 10/15/2026(b)(g)	382,000	367,302
		4,007,345
Passenger Airlines–1.00%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	1,359,417	1,328,901
Pharmaceuticals–1.40%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	2,083,000	1,188,083
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	950,000	678,281
		1,866,364
Restaurants–0.74%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.50%, 02/15/2029(b)	771,000	660,669
4.00%, 10/15/2030(b)	391,000	325,368
		986,037
Retail REITs–1.01%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	1,432,000	1,345,274
Specialized Consumer Services–1.97%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)	983,000	996,516
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,911,000	1,636,606
		2,633,122
Specialty Chemicals–0.28%
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	609,000	380,142
	Principal Amount	Value
Systems Software–2.42%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	$1,100,000	$988,625
Camelot Finance S.A., 4.50%, 11/01/2026(b)	1,765,000	1,631,405
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	717,000	604,594
		3,224,624
Telecom Tower REITs–0.49%
SBA Communications Corp., 3.88%, 02/15/2027	709,000	650,285
Trading Companies & Distributors–1.48%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)	617,000	606,967
5.50%, 05/01/2028(b)	1,500,000	1,361,515
		1,968,482
Wireless Telecommunication Services–0.97%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	1,670,000	1,292,079
Total U.S. Dollar Denominated Bonds & Notes (Cost $115,155,584)		109,720,863
Variable Rate Senior Loan Interests–8.64%(h)(i)
Advertising–0.51%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.13% (3 mo. Term SOFR + 3.76%), 08/21/2026	695,514	677,111
Application Software–0.51%
NCR Corp., Term Loan B, 7.93% (1 mo. Term SOFR + 2.61%), 08/28/2026	681,045	681,726
Commodity Chemicals–0.46%
Mativ Holdings, Inc., Term Loan B, 9.18% (1 mo. Term SOFR + 3.86%), 04/20/2028	614,478	608,333
Environmental & Facilities Services–0.43%
GFL Environmental, Inc. (Canada),
Term Loan, -%, 05/31/2027(j)	166,667	166,745
Term Loan B, -%, 05/31/2027(j)	408,936	409,615
		576,360
Health Care Supplies–1.01%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan, 8.68% (1 mo. SOFR + 3.36%), 10/23/2028	670,187	669,158
Select Medical Corp., Term Loan, 8.32% (1 mo. Term SOFR + 3.00%), 03/06/2027	679,320	678,471
		1,347,629
Hotels, Resorts & Cruise Lines–2.45%
Carnival Corp., Incremental Term Loan, 8.68% (1 mo. Term SOFR + 3.36%), 10/18/2028	698,654	696,324
IRB Holding Corp., Term Loan, 8.42% (1 mo. SOFR + 3.10%), 12/15/2027	1,359,083	1,355,747
Scientific Games Holdings L.P., Term Loan B, -%, 04/04/2029(j)	1,218,000	1,212,671
		3,264,742
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount		Value
Industrial REITs–0.36%
Greystar Real Estate Partners LLC, Term Loan, 9.15% (1 mo. Term SOFR + 3.75%), 08/07/2030(k)		$472,000	$472,000
Life Sciences Tools & Services–0.51%
Syneos Health, Inc., Term Loan, -%, 09/19/2030(j)		689,000	674,693
Pharmaceuticals–0.39%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 14.50% (1 mo. PRIME + 6.00%), 03/27/2028		720,875	520,836
Real Estate Services–0.51%
DTZ U.S. Borrower LLC, Term Loan, 9.32% (1 mo. Term SOFR + 4.00%), 01/31/2030		688,000	683,700
Research & Consulting Services–0.98%
Dun & Bradstreet Corp. (The), Term Loan, 8.17% (1 mo. SOFR + 2.85%), 02/06/2026		1,311,649	1,311,236
Restaurants–0.52%
New Red Finance, Inc. (Canada), Term Loan, -%, 09/23/2030(j)		691,000	689,203
Total Variable Rate Senior Loan Interests (Cost $11,684,970)			11,507,569
Non-U.S. Dollar Denominated Bonds & Notes–6.94%(l)
Airport Services–0.48%
Gatwick Airport Finance PLC (United Kingdom), 4.38%, 04/07/2026(b)	GBP	566,000	642,489
Application Software–0.95%
Boxer Parent Co., Inc., 6.50%, 10/02/2025(b)	EUR	1,200,000	1,262,642
Casinos & Gaming–0.14%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(d)	EUR	259,599	192,219
Diversified Banks–1.73%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(b)(e)(f)	EUR	400,000	400,706
BNP Paribas S.A. (France), 6.88%(b)(e)(f)	EUR	400,000	403,068
CaixaBank S.A. (Spain), 6.75%(b)(e)(f)	EUR	400,000	419,729
Cooperatieve Rabobank U.A. (Netherlands), 4.38%(b)(e)(f)	EUR	400,000	374,589
Credit Agricole S.A. (France), 7.25%(b)(e)(f)	EUR	300,000	312,421
Lloyds Banking Group PLC (United Kingdom), 4.95%(b)(e)(f)	EUR	400,000	393,726
			2,304,239
Diversified Capital Markets–0.32%
Deutsche Bank AG (Germany), 10.00%(b)(e)(f)	EUR	400,000	419,547
Food Retail–0.51%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(b)	GBP	621,000	660,418
	Principal Amount		Value
Food Retail–(continued)
Casino Guichard Perrachon S.A. (France),
6.63%, 01/15/2026(Acquired 11/10/2022-04/05/2023; Cost $287,204)(b)(m)	EUR	556,000	$8,597
3.99%(Acquired 11/10/2022-11/11/2022; Cost $272,258)(b)(e)(f)(m)	EUR	1,400,000	7,401
			676,416
Metal, Glass & Plastic Containers–0.53%
OI European Group B.V., 6.25%, 05/15/2028(b)	EUR	650,000	700,524
Passenger Airlines–0.93%
Air France-KLM (France), 3.88%, 07/01/2026(b)	EUR	600,000	599,465
International Consolidated Airlines Group S.A. (United Kingdom), 3.75%, 03/25/2029(b)	EUR	700,000	643,895
			1,243,360
Pharmaceuticals–0.62%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	779,000	831,319
Wireless Telecommunication Services–0.73%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	1,125,000	977,686
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,930,226)			9,250,441
	Shares
Preferred Stocks–0.49%
Diversified Banks–0.49%
Bank of America Corp., 6.50%, Series Z, Pfd.(e)		658,000	655,440
Regional Banks–0.00%
First Republic Bank, Series N, Pfd.(g)		3,000	1
Total Preferred Stocks (Cost $683,375)			655,441

Exchange-Traded Funds–0.25%
Invesco AT1 Capital Bond UCITS ETF (Cost $323,380)(n)(o)		15,000	337,029
	Principal Amount
Asset-Backed Securities–0.22%
Hertz Vehicle Financing III LLC, Series 2023-3A, Class C, 7.26%, 02/25/2028 (Cost $289,989)(b)		$290,000	290,487
	Shares
Common Stocks & Other Equity Interests–0.12%
Oil & Gas Storage & Transportation–0.12%
New Fortress Energy, Inc. (Cost $148,137)		5,000	163,900
	Principal Amount
U.S. Treasury Securities–0.04%
U.S. Treasury Bills–0.04%
5.37%, 04/18/2024 (Cost $52,437)(p)		$54,000	52,432
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Shares		Value
Money Market Funds–3.90%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(n)(q)	1,804,843	$1,804,843
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(n)(q)	1,323,731	1,323,996
Invesco Treasury Portfolio, Institutional Class, 5.26%(n)(q)	2,062,678	2,062,678
Total Money Market Funds (Cost $5,191,416)		5,191,517
TOTAL INVESTMENTS IN SECURITIES–102.92% (Cost $143,459,514)		137,169,679
OTHER ASSETS LESS LIABILITIES—(2.92)%		(3,890,520)
NET ASSETS–100.00%		$133,279,159
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $93,301,445, which represented 70.00% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at September 30, 2023 represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(j)	This variable rate interest will settle after September 30, 2023, at which time the interest rate will be determined.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Restricted security. The aggregate value of these securities at September 30, 2023 was $15,998, which represented less than 1% of the Fund’s Net Assets.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Invesco AT1 Capital Bond UCITS ETF	$-	$323,380	$-	$13,649	$-	$337,029	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	574,301	18,015,294	(16,784,752)	-	-	1,804,843	50,543
Invesco Liquid Assets Portfolio, Institutional Class	445,083	12,868,068	(11,989,110)	38	(83)	1,323,996	34,067
Invesco Treasury Portfolio, Institutional Class	656,345	20,588,908	(19,182,575)	-	-	2,062,678	51,193
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,154,920	$6,438,372	$(8,593,292)	$-	$-	$-	$10,118*
Invesco Private Prime Fund	5,541,224	14,957,979	(20,499,538)	(182)	517	-	27,949*
Total	$9,371,873	$73,192,001	$(77,049,267)	$13,505	$434	$5,528,546	$173,870

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	Non-income producing security.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	25	December-2023	$2,701,563	$(32,857)	$(32,857)

(a)	Futures contracts collateralized by $37,891 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/17/2023	Canadian Imperial Bank of Commerce	GBP	1,186,000	USD	1,511,825	$64,413
11/17/2023	State Street Bank & Trust Co.	EUR	7,127,000	USD	7,847,309	298,104
Subtotal—Appreciation						362,517
Currency Risk
11/17/2023	Citibank N.A.	USD	161,196	GBP	129,000	(3,763)
11/17/2023	Deutsche Bank AG	USD	701,175	EUR	650,000	(12,669)
Subtotal—Depreciation						(16,432)
Total Forward Foreign Currency Contracts						$346,085

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$109,720,863	$—	$109,720,863
Variable Rate Senior Loan Interests	—	11,035,569	472,000	11,507,569
Non-U.S. Dollar Denominated Bonds & Notes	—	9,250,441	—	9,250,441
Preferred Stocks	1	655,440	—	655,441
Exchange-Traded Funds	—	337,029	—	337,029
Asset-Backed Securities	—	290,487	—	290,487
Common Stocks & Other Equity Interests	163,900	—	—	163,900
U.S. Treasury Securities	—	52,432	—	52,432
Money Market Funds	5,191,517	—	—	5,191,517
Total Investments in Securities	5,355,418	131,342,261	472,000	137,169,679
Other Investments - Assets*
Forward Foreign Currency Contracts	—	362,517	—	362,517
Other Investments - Liabilities*
Futures Contracts	(32,857)	—	—	(32,857)
Forward Foreign Currency Contracts	—	(16,432)	—	(16,432)
	(32,857)	(16,432)	—	(49,289)
Total Other Investments	(32,857)	346,085	—	313,228
Total Investments	$5,322,561	$131,688,346	$472,000	$137,482,907

*	Unrealized appreciation (depreciation).
Invesco V.I. High Yield Fund